Trade and other payables (Tables)	6 Months Ended
Mar. 31, 2024
Trade and other payables
Schedule of trade and other current payables

	31 March	30 September
	2024	2023
	$'000	$'000
Current liabilities
Trade payables	8,199	11,788
Other tax and social security	1,533	1,471
Other creditors	752	733
Accruals	4,231	4,821
Deferred income	30	18
Total	14,745	18,831

Schedule of trade and other non-current payables

	31 March	30 September
	2024	2023
	$'000	$'000
Non-current Liabilities
Deferred government grants	—	24
Other payables	4,041	—
	4,041	24